SEGMENT REPORTING (Details) - Schedule of segment reporting information, by segment - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Segment Net Sales:
Total Net Sales	$ 3,672	$ 1,939		$ 7,149	$ 4,853	$ 12,117	[1]	$ 7,834
Segment Profit (Loss):
Gross profit	2,334	907		4,565	3,068	7,413	[1]	3,102
Non-cash share based compensation				4,873	713	1,652	[2]	1,522	[2]
Depreciation and amortization	524	365		1,103	717	1,854	[1]	1,480
Goodwill impairment					1,682	1,682	[1],[2]		[2]
Loss from operations	(9,603)	(7,325)		(17,371)	(16,499)	(28,528)	[1]	(36,540)
Loss on fair value of derivative instrument		(13)				657	[1]	421
Loss(gain) on remeasurement of warrant liability				(3,675)		10,780	[2]		[2]
Loss on investments		67			228	464	[1]	756
Foreign exchange loss	80	311		839	359	491	[1]	1,575
Interest expense	920	953		1,898	1,789
Miscellaneous, net	(485)	105		(1,087)	48	(284)	[1]	534
Loss before loss from equity investment	(8,942)	(8,748)		(22,696)	(18,923)
Operating Segments
Segment Net Sales:
Total Net Sales	3,672	1,939		7,149	4,853	12,117		7,834
Segment Profit (Loss):
Gross profit	(2,970)	(4,521)		(5,222)	(9,442)	(16,935)		(24,636)
Long-lived assets
Long-lived assets	28,704			28,704		25,680		24,432
Reconciliation
Segment Profit (Loss):
Gross profit	(2,970)	(4,521)		(5,222)	(9,442)	(16,935)		(24,636)
Unallocated corporate expenses	(2,786)	(2,141)		(6,173)	(3,945)	25,891		45,884
Non-cash share based compensation	(3,323)	(297)		(4,873)	(713)	1,652		1,522
Depreciation and amortization	(524)	(365)		(1,103)	(717)	1,854		1,480
Goodwill impairment					(1,682)	1,682
Loss from operations	(9,603)	(7,325)		(17,371)	(16,499)	28,528		36,540
Loss on fair value of derivative instrument		(13)				657		421
Loss(gain) on remeasurement of warrant liability	(1,176)			3,675
Loss on investments		67			228	464		756
Foreign exchange loss	80	311		839	359	491		1,575
Miscellaneous, net						(284)		534
Cannabinoid
Segment Profit (Loss):
Goodwill impairment
Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales	579	153		1,256	395	2,511		133
Segment Profit (Loss):
Gross profit	(3,604)	(4,454)		(6,468)	(9,855)	(18,798)		(25,250)
Long-lived assets
Long-lived assets	28,528			28,528		25,485		24,209
Non-Cannabinoid
Segment Profit (Loss):
Goodwill impairment			$ 1,682	1,682		1,682
Non-Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales	3,093	1,786		5,893	4,458	9,606		7,701
Segment Profit (Loss):
Gross profit	634	$ (67)		1,246	$ 413	1,863		614
Long-lived assets
Long-lived assets	151			151		176		$ 207
Other | Operating Segments
Long-lived assets
Long-lived assets	$ 25			$ 25		$ 19

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.